CONSOLIDATED STATEMENTS OF EARNINGS - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues
Commodity sales	CAD 6,620	CAD 5,470	CAD 13,486	CAD 10,274
Gas distribution sales	847	504	2,210	1,511
Transportation and other services	3,649	1,965	6,566	4,949
Total revenues	11,116	7,939	22,262	16,734
Expenses
Commodity costs	6,489	5,303	13,039	10,014
Gas distribution costs	429	284	1,444	1,038
Operating and administrative	1,646	1,003	3,197	2,100
Depreciation and amortization	868	555	1,540	1,114
Total expenses	9,432	7,145	19,220	14,266
Total operating income	1,684	794	3,042	2,468
Income/(loss) from equity investments	236	(37)	472	189
Other income/(expense)	179	(26)	214	250
Interest expense	(565)	(369)	(1,051)	(781)
Earnings from continuing operations before income taxes	1,534	362	2,677	2,126
Income tax expense (Note 12)	(293)	(10)	(491)	(427)
Earnings	1,241	352	2,186	1,699
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(241)	20	(465)	(41)
Earnings attributable to Enbridge Inc.	1,000	372	1,721	1,658
Preference share dividends	(81)	(71)	(164)	(144)
Earnings attributable to Enbridge Inc. common shareholders	CAD 919	CAD 301	CAD 1,557	CAD 1,514
Earnings per common share attributable to Enbridge Inc. common shareholders (Note 4) (in Canadian dollars per share)	CAD 0.56	CAD 0.33	CAD 1.11	CAD 1.69
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (Note 4) (in Canadian dollars per share)	CAD 0.56	CAD 0.33	CAD 1.10	CAD 1.67